Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16) Commitments and Contingencies
The Company leases many of its office, service and assembly facilities under operating leases. In addition, the Company also leases certain assets used in providing services under operating leases. The leases expire at various dates over an extended period of time. Total rent expense was approximately $15.1 million, $12.0 million and $10.3 million in 2010, 2009 and 2008, respectively. Future minimum lease payments under non-cancelable leases for the five years ending December 31, 2011 through 2015 and thereafter are as follows: $20.5 million, $15.8 million, $13.2 million, $12.0 million, $9.7 million and $38.6 million, respectively.
Due to the nature of the Company’s business, the Company is involved, from time to time, in routine litigation or subject to disputes or claims regarding our business activities. Legal costs related to these matters are expensed as incurred. In management’s opinion, none of the pending litigation, disputes or claims will have a material adverse effect on the Company’s financial condition, results of operations or liquidity.